INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information Of Other Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 8,475,343	$ 8,245,268	$ 8,024,403
Cost of sales	(7,757,622)	(7,551,098)	(7,424,525)
Other activity	1,686	(2,918)	39
Net income	143,419	155,709	111,783
Equity method earnings	8,308	15,191	6,726
Summary Balance Sheets:
Current assets	1,884,713	1,920,689
Current liabilities	(1,592,103)	(1,716,712)
Noncontrolling interest	(106,065)	(137,144)
Goodwill	429,590	513,312	497,453
Equity method investments	126,200	128,300
Other Equity Method Investments
Income Statement [Abstract]
Equity method earnings	16,187	14,721	7,270
Summary Balance Sheets:
Goodwill	21,504	28,043
Equity method investments	126,174	128,306
Other Unconsolidated affiliates
Income Statement [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	1,977,013	1,872,916	1,720,489
Cost of sales	(1,840,701)	(1,743,920)	(1,614,293)
Other activity	(105,718)	(103,921)	(88,759)
Net income	30,594	25,075	$ 17,437
Summary Balance Sheets:
Current assets	435,733	398,628
Non-current assets	290,138	315,862
Current liabilities	(338,855)	(295,022)
Non-current liabilities	(118,954)	(148,892)
Noncontrolling interest	(1,945)	(1,616)
Net Assets	266,117	268,960
Other Unconsolidated affiliates | Dole plc
Summary Balance Sheets:
Net Assets	$ 104,670	$ 100,263